Taxation - Analysis of taxation charge for the year (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Current tax
Current year	$ 1,117	$ 1,248		$ 1,379
Adjustments in respect of prior years	(11)	(5)		36
Current tax	1,106	1,243		1,415
Deferred tax
Origination and reversal of temporary differences	152	(57)		31
Changes in tax rates	(18)	13		4
Adjustments in respect of prior years	54	(36)		(52)
Deferred tax	188	(80)		(17)
Taxation on profit	1,294	1,163	[1],[2]	1,398	[1],[2]
United Kingdom
Current tax
Current year	134	192		229
Adjustments in respect of prior years	(7)	41		14
Current tax	127	233		243
Deferred tax
Origination and reversal of temporary differences	39	36		(10)
Changes in tax rates	0	0		2
Adjustments in respect of prior years	16	7		0
Deferred tax	55	43		(8)
Taxation on profit	182	276		235
Rest of world
Current tax
Current year	983	1,056		1,150
Adjustments in respect of prior years	(4)	(46)		22
Current tax	979	1,010		1,172
Deferred tax
Origination and reversal of temporary differences	113	(93)		41
Changes in tax rates	(18)	13		2
Adjustments in respect of prior years	38	(43)		(52)
Deferred tax	133	(123)		(9)
Taxation on profit	$ 1,112	$ 887		$ 1,163

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.